FSB Community Bankshares, Inc. (Parent Company Only) Financial Information	12 Months Ended
Dec. 31, 2011
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
FSB Community Bankshares, Inc. (Parent Company Only) Financial Information
Note 13 - FSB Community Bankshares, Inc. (Parent Company Only) Financial Information

Balance Sheets

	December 31
	2011	2010
	(In Thousands)

Assets
Cash and cash equivalents	$55	$97
Securities available for sale	3,018	3,017
Investment in banking subsidiary	17,230	16,823
ESOP loan receivable	554	582
Accrued interest receivable	24	11
Total Assets	$20,881	$20,530

Liabilities and Stockholders’ Equity

Total Liabilities	$38	$38

Stockholders’ equity	20,843	20,492

Total Liabilities and Stockholders’ Equity	$20,881	$20,530

Statements of Income

	Year Ended December 31
	2011	2010
	(In Thousands)

Interest Income	$55	$55
Other Expense	(110)	(97)
Equity in (net loss) undistributed earnings of banking subsidiary	(17)	262

Net Income (loss)	$(72)	$220

Statements of Cash Flows

	Year Ended December 31
	2011	2010
	(In Thousands)

Cash flows from operating activities
Net income (loss)	$(72)	$220
Adjustments to reconcile net income (loss) to net cash provided
(used) by operating activities
Equity in (net loss) undistributed earnings of banking subsidiary	17	(262)
Amortization of premiums on securities available for sale	13	15
Decrease (increase) in accrued interest receivable	(13)	60
Net decrease in other liabilities	-	(6)
Net cash provided (used) by operating activities	(55)	27

Cash flows from investing activities
Purchases of securities available for sale	(2,515)	(5,019)
Proceeds from maturities and calls of securities available for sale	2,500	5,000
Payments received on ESOP loan	28	27
Net cash provided by investing activities	13	8

Net increase (decrease) in cash and cash equivalents	(42)	35
Cash and cash equivalents - beginning	97	62

Cash and cash equivalents - ending	$55	$97